Supplementary Information to Consolidated Statements of Cash Flows (Summary of Supplementary Information to Consolidated Statement of Cash Flows) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in non-cash working capital
Inventory	$ (63)	$ 38
Receivables and other current assets	(703)	(154)
Accounts payable	(40)	536
Other current liabilities	49	32
Total non-cash working capital	757	(452)
Supplemental disclosure of cash paid:
Interest	1,003	989
Income taxes, Canada - Federal	32	27
Income taxes, United States	9	7
Total Income taxes paid	41	34
Supplemental disclosure of non-cash activities:
Common share dividends reinvested	292	291
Accrued proceeds from disposal of investment subject to significant influence	4	25
Decrease in accrued capital expenditures	(54)	0
Supplemental disclosure of operating activities:
Net change in short-term regulatory assets and liabilities	$ 277	$ (118)